Note 06 - Inventories (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 5,379	$ 3,799
Fuel alcohol	342	286
Total	5,721	4,085
Raw materials, mainly crude oil	8,387	5,690
Materials and supplies	2,084	2,044
Other	247	69
Inventory, total	16,439	11,888
Current inventories	16,394	11,834
Long-term inventories	$ 45	$ 54